Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted [Line Items]
Dividend rate
Bottom of range [member]
Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted [Line Items]
Expected volatility	75.00%	78.00%
Risk-free interest rate	0.46%	1.23%
Expected life (in years)	3 years	3 years
Top of range [member]
Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted [Line Items]
Expected volatility	79.00%	80.00%
Risk-free interest rate	1.03%	3.70%
Expected life (in years)	5 years	5 years